Impairment of financial assets	12 Months Ended
Dec. 31, 2025
Impairment Of Financial Assets [Abstract]
Impairment of financial assets	Impairment of financial assets

	2025	2024	2023
Financial assets measured at amortized cost
Credit loss allowance in pesos (1)	814,465,794	358,607,583	350,568,588
Credit loss allowance in foreign currency	5,575,077	8,260,335	44,948,156

Financial assets measured at fair value through OCI
Value adjustment due to credit losses (2)	(90,650,977)	15,156,820	(12,796,794)
TOTAL	729,389,894	382,024,738	382,719,950
(1)Mainly related to loans and advances.
(2)Related to debt securities.